JPMORGAN SMARTRETIREMENT FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Income Fund
JPMorgan SmartRetirement® 2020 Fund
JPMorgan SmartRetirement® 2025 Fund
JPMorgan SmartRetirement® 2030 Fund
JPMorgan SmartRetirement® 2035 Fund
JPMorgan SmartRetirement® 2040 Fund
JPMorgan SmartRetirement® 2045 Fund
JPMorgan SmartRetirement® 2050 Fund
JPMorgan SmartRetirement® 2055 Fund
JPMorgan SmartRetirement® 2060 Fund
JPMORGAN TRUST IV
JPMorgan SmartRetirement® 2065 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 4, 2024 to the current
Summary Prospectuses and Prospectuses dated November 1, 2023
As part of the annual review process, effective January 31, 2024, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds — Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Income Fund) will be revised and replaced with the following:

SUP-SR-124

Effective January 31, 2024, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses will be revised and replaced with the following:
JPMorgan SmartRetirement Income Fund and JPMorgan SmartRetirement 2020 Fund

Target Allocations[1]
Fixed income	55.00%
U.S. fixed income	41.60%
Inflation managed	5.00%
High yield fixed income	6.60%
Emerging markets debt	1.80%

Equity	40.00%
U.S. large cap equity	21.15%
U.S. mid cap equity	2.80%
U.S. small cap equity	1.55%
REITs	0.80%
International equity	10.00%
Emerging markets equity	3.70%

Money market/Cash and cash equivalents	5.00%
Money market/Cash and cash equivalents	5.00%
Note: Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2025 Fund

Target Allocations[1]
Fixed income	51.80%
U.S. fixed income	40.14%
Inflation managed	4.00%
High yield fixed income	6.02%
Emerging markets debt	1.64%

Equity	45.20%
U.S. large cap equity	23.91%
U.S. mid cap equity	3.16%
U.S. small cap equity	1.75%
REITs	0.90%
International equity	11.30%
Emerging markets equity	4.18%

Money market/Cash and cash equivalents	3.00%
Money market/Cash and cash equivalents	3.00%
Note: Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2030 Fund

Target Allocations[1]
Equity	58.20%
U.S. large cap equity	30.81%
U.S. mid cap equity	4.06%
U.S. small cap equity	2.23%
REITs	1.15%
International equity	14.57%
Emerging markets equity	5.38%

Fixed income	41.80%
U.S. fixed income	34.47%
Inflation managed	1.50%
High yield fixed income	4.59%
Emerging markets debt	1.24%

Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2035 Fund

Target Allocations[1]
Equity	70.40%
U.S. large cap equity	37.23%
U.S. mid cap equity	4.92%
U.S. small cap equity	2.68%
REITs	1.40%
International equity	17.65%
Emerging markets equity	6.52%

Fixed income	29.60%
U.S. fixed income	25.45%
Inflation managed	0.00%
High yield fixed income	3.27%
Emerging markets debt	0.88%

Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2040 Fund

Target Allocations[1]
Equity	80.20%
U.S. large cap equity	42.37%
U.S. mid cap equity	5.62%
U.S. small cap equity	3.07%
REITs	1.61%
International equity	20.10%
Emerging markets equity	7.43%

Fixed income	19.80%
U.S. fixed income	17.01%
Inflation managed	0.00%
High yield fixed income	2.19%
Emerging markets debt	0.60%

Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2045 Fund

Target Allocations[1]
Equity	87.80%
U.S. large cap equity	46.43%
U.S. mid cap equity	6.15%
U.S. small cap equity	3.35%
REITs	1.76%
International equity	22.00%
Emerging markets equity	8.11%

Fixed income	12.20%
U.S. fixed income	10.48%
Inflation managed	0.00%
High yield fixed income	1.35%
Emerging markets debt	0.37%

Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

JPMorgan SmartRetirement 2050 Fund, JPMorgan SmartRetirement 2055 Fund, JPMorgan SmartRetirement 2060 Fund and JPMorgan SmartRetirement 2065 Fund

Target Allocations[1]
Equity	92.00%
U.S. large cap equity	48.65%
U.S. mid cap equity	6.45%
U.S. small cap equity	3.50%
REITs	1.85%
International equity	23.05%
Emerging markets equity	8.50%

Fixed income	8.00%
U.S. fixed income	6.85%
Inflation managed	0.00%
High yield fixed income	0.90%
Emerging markets debt	0.25%

Money market/Cash and cash equivalents	0.00%
Money market/Cash and cash equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

Effective January 31, 2024, the Target Allocations table and corresponding footnote in the “More About the Funds — Principal Investment Strategies” section of the JPMorgan SmartRetirement Income Fund will be revised and replaced with the following:

Target Allocations[1]
Fixed income	55.00%
U.S. fixed income	41.60%
Inflation managed	5.00%
High yield fixed income	6.60%
Emerging markets debt	1.80%

Equity	40.00%
U.S. large cap equity	21.15%
U.S. mid cap equity	2.80%
U.S. small cap equity	1.55%
REITs	0.80%
International equity	10.00%
Emerging markets equity	3.70%

Money market/Cash and cash equivalents	5.00%
Money market/Cash and cash equivalents	5.00%
Note: Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

Effective January 31, 2024, the Target Allocations table and corresponding footnote in the “More About the Funds — Principal Investment Strategies” section of the Funds’ prospectuses (other than the JPMorgan SmartRetirement Income Fund) will be revised and replaced with the following:

Target Allocations[1]
Years to Target Date	40+	35	30	25	20	15	10	5	0	-5	-10	-20	-35
Equity	92.00%	92.00%	92.00%	92.00%	85.00%	77.00%	66.00%	53.00%	40.00%	40.00%	40.00%	40.00%	40.00%
U.S. large cap equity	48.65%	48.65%	48.65%	48.65%	44.95%	40.65%	34.95%	28.05%	21.15%	21.15%	21.15%	21.15%	21.15%
U.S. mid cap equity	6.45%	6.45%	6.45%	6.45%	5.95%	5.40%	4.60%	3.70%	2.80%	2.80%	2.80%	2.80%	2.80%
U.S. small cap equity	3.50%	3.50%	3.50%	3.50%	3.25%	2.95%	2.50%	2.05%	1.55%	1.55%	1.55%	1.55%	1.55%
REITs	1.85%	1.85%	1.85%	1.85%	1.70%	1.55%	1.30%	1.05%	0.80%	0.80%	0.80%	0.80%	0.80%
International equity	23.05%	23.05%	23.05%	23.05%	21.30%	19.30%	16.55%	13.25%	10.00%	10.00%	10.00%	10.00%	10.00%
Emerging markets equity	8.50%	8.50%	8.50%	8.50%	7.85%	7.15%	6.10%	4.90%	3.70%	3.70%	3.70%	3.70%	3.70%
Fixed income	8.00%	8.00%	8.00%	8.00%	15.00%	23.00%	34.00%	47.00%	55.00%	55.00%	55.00%	55.00%	55.00%
U.S. fixed income	6.85%	6.85%	6.85%	6.85%	12.90%	19.75%	29.25%	37.95%	41.60%	41.60%	41.60%	41.60%	41.60%
Inflation managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.50%	5.00%	5.00%	5.00%	5.00%	5.00%
High yield fixed income	0.90%	0.90%	0.90%	0.90%	1.65%	2.55%	3.75%	5.15%	6.60%	6.60%	6.60%	6.60%	6.60%
Emerging markets debt	0.25%	0.25%	0.25%	0.25%	0.45%	0.70%	1.00%	1.40%	1.80%	1.80%	1.80%	1.80%	1.80%
Money market funds/Cash and cash equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Money market funds/Cash and cash equivalents	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Note: Above allocations may not sum up to 100% due to rounding.

1
As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations.

As a result of the glidepath modifications, the second paragraph after the Target Allocations table in the “More About the Funds — Principal Investment Strategies” section of the Funds’ prospectuses (other than the JPMorgan SmartRetirement Income Fund) have been revised and replaced with the following:
Each of the Funds may invest in one or more underlying funds in an asset class in an amount equal to the allocation ranges for the applicable asset class. For example, the JPMorgan SmartRetirement 2060 Fund may invest up to 63.65% of its assets in a single underlying fund that is a U.S. Large Cap Equity Fund, or may invest up to 63.65% across multiple underlying funds that are U.S. Large Cap Equity Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE